Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Sales & other services	$ 118	$ 226	$ 269
Research and development expenses	(121)	(282)	(235)
Other purchases	(71)	(53)	(60)
Accounts receivable	12	53	54
Accounts payable	$ 82	$ 62	$ 42